ORGANIZATION AND BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND BUSINESS DESCRIPTION
ORGANIZATION AND BUSINESS DESCRIPTION

1.ORGANIZATION AND BUSINESS DESCRIPTION

Baosheng Media Group Holdings Limited (“Baosheng Group”) was incorporated on December 4, 2018 under the laws of the Cayman Islands as an exempted company with limited liability. On February 10, 2021, the Company completed its initial public offering (“IPO”) of 6,000,000 shares of its ordinary shares at a public offering price of $5.00 per share. In connection with the offering, the Company’s ordinary shares began trading on the NASDAQ Capital Market beginning on February 10, 2021 under the symbol “BAOS”.

Baosheng Group owns 100% of the equity interests of Baosheng Media Group Limited (“Baosheng BVI”), an entity incorporated under the laws of British Virgin Islands (“BVI”) on December 14, 2018.

Baosheng BVI owns 100% of the equity interests of Baosheng Media Group (Hong Kong) Holdings Limited (“Baosheng HK”), a business company incorporated in accordance with the laws and regulations of Hong Kong on January 7, 2019.

Baosheng HK owns 100% of the equity interests of Beijing Baosheng Network Technology Co., Ltd. (“Baosheng Network”), a business company incorporated on March 22, 2021 in accordance with the laws and regulations of the People’s Republic of China (“China” or “PRC”) with a registered capital of $23,052,098 (RMB 150,000,000).

Beijing Baosheng Technology Company Limited (“Beijing Baosheng”) was established in October 17, 2014 under the laws of the People’s Republic of China (“China” or “PRC”) with a registered capital of $289,540 (RMB 2,000,000). Beijing Baosheng has three wholly-owned subsidiaries, Horgos Baosheng Advertising Co., Ltd. (“Horgos Baosheng”), Kashi Baosheng Information Technology Co., Ltd. ("Kashi Baosheng”), and Baosheng Technology (Horgos) Co., Ltd. (“Baosheng Technology”), which were established on August 30, 2016, May 15, 2018 and January 2, 2020 in China, respectively.

On January 21, 2019, Baosheng HK entered into an equity transfer agreement with Beijing Baosheng and the shareholders of Beijing Baosheng. Pursuant to the equity transfer agreement, each of the shareholders of Beijing Baosheng transferred to Baosheng HK their respective equity interests in Beijing Baosheng at a consideration aggregating $13,844,895  (RMB94,045,600), determined by reference to the evaluation of the equity interest of Beijing Baosheng as of June 30, 2018 (“reorganization). Upon completion of such transfers, Beijing Baosheng became a direct wholly-owned subsidiary of Baosheng HK and an indirect-wholly owned subsidiary of the Company.

On June 4, 2019, Baosheng Group completed the reorganization of entities under common control of its then existing shareholders, who collectively owned 100% of the equity interests of Beijing Baosheng prior to the reorganization. Baosheng Group, Baosheng BVI and Baosheng HK were established as holding companies of Beijing Baosheng and its subsidiaries, and all of these entities are under common control which results in the consolidation of Beijing Baosheng and its subsidiaries, which have been accounted for as a reorganization of entities under common control at carrying value.

The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the consolidated financial statements.

Baosheng Group, Baosheng BVI, Baosheng HK, Beijing WFOE, Beijing Baosheng and its subsidiaries (herein collectively referred to as the “Company”) are engaged in providing online marketing channels to advertisers for them to manage their online marketing activities.